Total
Mid-Cap Value Portfolio
Mid-Cap Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Mid-Cap Value Portfolio		Class I	Class P
Management Fee	[1]	0.70%	0.70%
Service Fee	[1]	0.20%	none
Other Expenses	[1]	0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	0.94%	0.74%
[1]	Expense information has been restated to reflect current fees.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Mid-Cap Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	96	300	521	1,156
Class P	76	237	412	919

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2023, the portfolio turnover rate was 40% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. The sub-adviser generally considers a company to be a mid-capitalization company if the company has a market capitalization within the range of companies included in the Russell Midcap Value Index, which measures the performance of the mid-capitalization value segment of the U.S. equity universe. As of December 31, 2023, the market capitalization range for the Russell Midcap Value Index was approximately $263.5 million to $73.3 billion. As of December 31, 2023, the weighted average market capitalization of the Fund was approximately $23.2 billion.
Under normal market conditions, the Fund invests primarily in common stock of U.S. companies that the sub-adviser identifies as having value characteristics. The Fund may also invest up to 15% of its assets in equity securities of foreign issuers that are U.S. dollar-denominated, including American Depositary Receipts (“ADRs”).
In selecting investments for the Fund, the sub-adviser examines various factors in determining the value characteristics of an issuer, including price-to-book-value ratios and price-to-earnings ratios. The sub-adviser also selects securities for the Fund based on a continuous study of trends in industries and companies, including the anticipated stability of earnings.
The sub-adviser may sell a holding when it appreciates to a stated target, it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks
Performance
The bar chart and Average Annual Total Returns table below show performance information for the Fund and provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s average annual total returns compare to the returns of:
•
a broad-based domestic equity market index that represents the overall domestic equity market (the “Regulatory Benchmark”) which the Fund has added to comply with new regulatory requirements and thus may not necessarily represent the Fund’s principal investment strategies; and

•
a mid-capitalization value domestic equity market index that the Investment Adviser considers to be representative of the mid-capitalization value domestic equity markets and the Fund’s principal investment strategies. The Investment Adviser considers the mid-capitalization value domestic equity markets index to continue to be the appropriate benchmark index for the Fund for performance comparison.

The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.
Boston Partners Global Investors, Inc. began managing the Fund on April 28, 2015, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2020: 21.94%; Q1 2020: (30.45%)
Average Annual Total Returns (For the periods ended December 31, 2023)
Average Annual Returns - Mid-Cap Value Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted January 2, 2009)	16.39%	13.46%	8.51%	Jan. 02, 2009
Class P	Class P (incepted May 2, 2011)	16.62%	13.68%	8.72%	May 02, 2011
S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	S&P 500 Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Benchmark)	26.29%	15.69%	12.03%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	12.71%	11.16%	8.26%